REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTSDuring the quarter ended June 30, 2022, the Company identified an error in its statement of cash flows for the years ended December 31, 2021 and 2020, respectively. Specifically, the Company incorrectly classified certain deposits and withdrawals of policyholders’ account balances as operating net cash inflows rather than financing net cash inflows. In connection with the Company’s evaluation of this cash flow error during the quarter ended June 30, 2022, management, in accordance SAB No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying
Misstatements in Current Year Financial Statements”, determined to revise previously issued financial statements to correctly present cash flows associated with deposits and withdrawals of policyholders’ account balances.
In addition, during the quarter ended September 30, 2022, the Company identified additional errors primarily related to the calculation of the deferred cost of reinsurance amortization. Specifically, the deferred cost of reinsurance as reflected on the balance sheet was overstated and operating expenses (deferred cost amortization) was understated commencing in the quarter ended December 31, 2019 with a cumulative impact of $14 million pre-tax. In accordance SAB No. 108, management evaluated the impact of this error and concluded that previously issued financial statements were not materially misstated; however, the cumulative impact would be material to the quarter ended September 30, 2022 and annual period ending December 31, 2022 and accordingly, determined to revise previously reported financial statements for years ended December 31, 2021, 2020 and 2019 and for the three-month periods ended March 31, 2022 and 2021 and June 30, 2022 and 2021 and for the six-months periods ended June 30, 2022 and June 2021. As a result of the determination to revise previously issued financial statements for the amortization matter discussed above, management also has corrected other previously identified but uncorrected errors and errors recorded in incorrect periods including, (a) balance sheet gross up errors resulting from incorrectly calculating reserves relating to business which has been 100% ceded to reinsurers resulting in corrections to Future policy benefits and other policyholders’ liabilities and Amounts due from reinsurers; (b) the classification of a preferred stock investment of $25 million from available for sale debt securities to equity securities and present previously recorded unrealized losses as net investment income (loss) rather than as a component of other comprehensive income in the amount of $2 million; and, (c) other immaterial errors.
The following tables present line items for prior period impacted financial statements that have been affected by the errors discussed above as well as the impact of the adoption of ASU 2018-12:

	December 31, 2021
	As Previously Reported	ASU 2018-12 Impact	As Adjusted	Impact of Revisions	As Revised
	(in millions)
Balance Sheets:
Amounts due from reinsurers	$1,136	$(6)	$1,130	$—	$1,130
Current and deferred income taxes	15	14	29	2	31
Purchased market risk benefits	—	16	16	—	16
Other assets	57	—	57	(11)	46
Separate Accounts assets	3,394	—	3,394	—	3,394
Total Assets	$8,235	$59	$8,294	$(9)	$8,285
Policyholders’ account balances	$3,504	$(1)	$3,503	—	$3,503
Liability for market risk benefits	—	16	16	—	16
Future policy benefits and other policyholders’ liabilities	470	96	566	—	566
Total Liabilities	7,527	111	7,638	—	7,638
Additional paid-in capital	679	—	679	1	680
Accumulated deficit	(60)	(64)	(124)	(10)	(134)
Accumulated other comprehensive income (loss)	86	12	98	—	98
Total Equity	708	(52)	656	(9)	647
Total Liabilities and Equity	$8,235	$59	$8,294	$(9)	$8,285

	Year Ended December 31, 2021					Year Ended December 31, 2020
	As Previously Reported	ASU 2018-12 Impact	As Adjusted	Impact of Revisions	As Revised	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Statements of Income (Loss)
Net investment income (loss)	$90	$5	$95	$(7)	$88	$83	$3	$86
Total revenues	535	(71)	464	(3)	461	443	3	446

Benefits and other deductions
Compensation and benefits	35	—	35	1	36	35	—	35
Other operating costs and expenses	96	—	96	6	102	83	4	87
Total benefits and deductions	553	10	563	7	570	481	4	485
Income (loss) from continuing operations, before income taxes	(18)	(81)	(99)	(10)	(109)	(38)	(1)	(39)
Income tax (expense) benefit from continuing operations	5	17	22	2	24	29	—	29
Net income (loss)	$(13)	$(64)	$(78)	$(7)	$(85)	$(9)	$(1)	$(10)

	Year Ended December 31,
	2021					2020
	As Previously Reported	ASU 2018-12 Impact	As Adjusted	Impact of Revisions	As Revised	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Statements of Comprehensive Income (Loss)
Net income (loss)	$(13)	$(64)	$(78)	$(7)	$(85)	$(9)	$(1)	$(10)
Change in unrealized gains (losses), net of reclassification adjustment	(52)	(45)	(97)	2	(95)	90	(2)	88
Other comprehensive income	(52)	(45)	(97)	2	(95)	90	(2)	88
Comprehensive income (loss)	$(65)	$(110)	$(175)	$(5)	$(180)	$81	$(3)	$78

	Year Ended December 31,
	2021							2020
Statements of Equity:	As Previously Reported	ASU 2018-12 Impact		As Adjusted		Impact of Revision	As Revised	As Previously Reported	Impact of Revision	As Revised
	(in millions)
Other	$(2)	$—		$(2)		$1	$(1)	$4	$—	$4
Additional paid-in capital, end of year	679	—		679		1	680	692	—	692
		—
Accumulated Deficit, beginning of year	(47)	—		(47)		(3)	(50)	(38)	(2)	(40)
Net income (loss)	(13)	(64)		(78)		(7)	(85)	(9)	(1)	(10)
Accumulated Deficit, end of year	(60)	(64)	—	(124)	—	(10)	(134)	(47)	(3)	(50)

Accumulated other comprehensive income (loss), beginning of year	138	—		138		(2)	136	48	—	48
Other comprehensive income (loss)	(52)	(45)		(97)		2	(95)	90	(2)	88
Accumulated other comprehensive income (loss), end of year	86	12		98		—	98	138	(2)	136
Total equity, end of year	$708	$(52)		$656		$(9)	$647	$786	$(5)	$781

	Year Ended December 31,
	2021					2020
	As Reported	ASU 2018-12 Impact	As Adjusted	Impact of Revision	As Revised	As Reported	Impact of Revision	As Revised
	(in millions)
Statements of Cash Flows:
Cash flow from operating activities:
Net income (loss)	$(13)	$(64)	$(78)	$(7)	$(85)	$(9)	$(1)	$(10)
Reinsurance recoverable	19	(9)	10	(139)	(129)	19	(127)	(108)
Future policy benefits	20	26	46	4	50	34	(17)	17
Current and deferred income taxes	25	(16)	9	(2)	7	(28)	—	(28)
Other, net	(13)	(1)	(15)	9	(5)	(10)	1	(9)
Net cash provided by (used in) operating activities	(250)	—	(250)	(135)	(385)	(205)	(144)	(349)
Cash flows from financing activities:
Policyholders’ account balances:
Deposits	776	—	776	(139)	637	712	(135)	577
Withdrawals	(364)	—	(364)	274	(90)	(357)	279	(78)
Net cash provided by (used in) financing activities	$415	$—	$415	$135	$550	$667	$144	$811